Deferred Premium Acquisition Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in deferred acquisition costs arising from insurance contracts [abstract]
Deferred premium acquisition costs, beginning balance	$ 927.5	$ 693.1
Premium acquisition costs deferred	3,012.1	2,380.2
Amortization	(2,812.5)	(2,140.7)
Divestiture of subsidiary (note 23)	0.0	(15.8)
Foreign exchange effect and other	0.2	10.7
Deferred premium acquisition costs, ending balance	$ 1,127.3	$ 927.5